Leases - Schedule Of The Combined Statements Of Operations (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease Cost [Line Items]
Total lease cost	$ 32,330	$ 30,197	$ 32,188
Direct operating expenses
Lease Cost [Line Items]
Operating lease cost	22,360	20,138	20,029
Variable lease cost	147	247	221
Selling, general and administrative expenses
Lease Cost [Line Items]
Operating lease cost	9,782	9,773	11,891
Variable lease cost	$ 41	$ 39	$ 47